SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected life	2 years 8 months 23 days		5 years
Dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life	1 year	2 years
Expected volatility	134.00%	141.00%	110.00%
Risk-free interest rate	0.32%	0.23%	1.58%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life	5 years	5 years
Expected volatility	211.00%	180.00%	143.00%
Risk-free interest rate	0.99%	0.47%	1.86%